Accounts receivable, net	12 Months Ended
Dec. 31, 2019
Accounts receivable, net

Accounts receivable, net consisted of the following at December 31:

	2019	2018
	US$’000	US$’000

Contract receivables	3,622	5,201
Less: allowance for doubtful accounts	(36)	(112)
	3,586	5,089

The roll-forward of activity in the allowance for doubtful accounts was as follows for the years ended December 31:

	2019	2018
	US$’000	US$’000

Balance at beginning of period	112	109
(Less) / add: (reversal in) / provision for allowances	(76)	3
Balance at end of period	36	112

The following is an aging analysis of accounts receivable, net at December 31:

	2019	2018
	US$’000	US$’000

Current	1,495	4,485
Past due
1-30 days	41	200
31-60 days	1,343	38
61-90 days	99	17
Greater than or equal to 91 days	608	349
	2,091	604
	3,586	5,089

ZHEJIANG TIANLAN
Accounts receivable, net

Accounts receivable, net consisted of the following at December 31:

	2019	2018
	RMB’000	RMB’000

Contract receivables	165,262	177,632
Less: allowance for doubtful accounts	(26,484)	(24,047)

	138,778	153,585

The roll-forward of activity in the allowance for doubtful accounts was as follows for the years ended December 31:

	2019	2018
	RMB’000	RMB’000

Balance at beginning of period	24,047	41,761
Add/(less): provision for/(reduction in) allowances	2,437	(17,714)

Balance at end of period	26,484	24,047

The following is an aging analysis of accounts receivable, net at December 31:

	2019	2018
	RMB’000	RMB’000

Within 1 year	96,456	119,233
1 year - 2 years	30,252	21,182
2 years - 3 years	6,260	9,492
3 years - 4 years	5,179	3,225
4 years - 5 years	631	453

	138,778	153,585

At December 31, 2019, the accounts receivable, net pledged as security for the Company’s bank loans and third party loans amounted to approximately RMB11,575,000 (2018: RMB21,634,000).